Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	This Registration Statement contains two prospectuses, as set forth below. ● Public Offering Prospectus. A prospectus to be used for the initial public offering of 2,250,000 Ordinary Shares of US$0.001 par value each (“Ordinary Shares”) of the Registrant (the “Public Offering Prospectus”), which Ordinary Shares are offered by the Company through the underwriters named in the Underwriting section of the Public Offering Prospectus. ● Resale Prospectus. A prospectus to be used for the potential resale by the Resale Prospectus Shareholders identified therein of 1,884,337 Ordinary Shares of the Registrant (the “Resale Prospectus”), which Ordinary Shares will only be offered once such shares are listed on the Nasdaq Capital Market and only be offered for sale after the 2,250,000 Ordinary Shares in the Public Offering Prospectus are sold. The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: ● they contain different front covers; ● all references in the Public Offering Prospectus to “this offering” will be changed to “the IPO,” defined as the underwritten initial public offering of our Ordinary Shares, in the Resale Prospectus; ● all references in the Public Offering Prospectus to “underwriters” will be changed to “underwriters of the IPO” in the Resale Prospectus; ● they contain different “Use of Proceeds” sections; ● the Public Offering Prospectus contains a “Principal Shareholder” section and the Resale Prospectus contains a “Selling Shareholder” section; ● they contain different “Summary — The Offering” sections; ● the section “Shares Eligible For Future Sale — Resale Prospectus Shareholders Resale Prospectus” from the Public Offering Prospectus is deleted from the Resale Prospectus; ● the “Underwriting” section from the Public Offering Prospectus is deleted from the Resale Prospectus and a Plan of Distribution section is inserted in its place; ● the “Legal Matters” section in the Resale Prospectus deletes the reference to counsel for the underwriters; and ● they contain different back covers. The Registrant has included in this Registration Statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the initial public offering by the Registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the Resale Prospectus Shareholders.
Entity Registrant Name	FBS Global Limited
Entity Central Index Key	0001938534
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	74 Tagore Lane,
Entity Address, Address Line Two	#02-00 Sindo Industrial Estate
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	787498
City Area Code	+65
Local Phone Number	62857781
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 E. 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102